REVENUE - Revenue by Type (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Disaggregation of Revenue [Line Items]
Net revenue	$ 6,510	$ 6,833	$ 6,848
Instrumentation
Disaggregation of Revenue [Line Items]
Net revenue	2,354	2,742	2,907
Non-Instrumentation and Other
Disaggregation of Revenue [Line Items]
Net revenue	$ 4,156	$ 4,091	$ 3,941